OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payables and Accrued Expenses
Other accounts payables and accrued expenses consisted of the following at December 31, 2024 and 2023, respectively:

	December 31, 2024	December 31, 2023
Employees and payroll accruals	$5,821	$5,703
Professional fees	128	578
Non recurring engineering	417	5,867
Government authorities	261	310
Other payables	1,339	1,588
Total	$7,966	$14,046